Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2016
Zeecol Limited [Member]
Schedule of Property, Plant and Equipment
	Plant and	Total
	Equipment	Equipment
31 March 2016

Balance as at 1 April 2015	-	-
Additions	4,862	4,862
Accumulated depreciation and Impairment	(1,823)	(1,823)
Carrying value as at 31 March 2016	3,039	3,039

Current year depreciation
	(1,823)	(1,823)
31 March 2015

Balance as at 1 April 2014	-	-
Additions	-	-
Accumulated depreciation and Impairment	-	-
Carrying value as at 31 March 2015	-	-

Current year depreciation	-	-